21. EQUITY (Details 1) - shares		Dec. 31, 2020	Dec. 31, 2019
EquityAbstractLineItems [Line Items]
Quantity		812,473,246	812,473,246
Percent (%)		100.00%	100.00%
Treasury shares [member]
EquityAbstractLineItems [Line Items]
Quantity		4,766,084	713,446
Percent (%)		0.59%	0.09%
Fundacao Petrobras de Seguridade Social - Petros [Member]
EquityAbstractLineItems [Line Items]
Quantity	[1]	92,716,266	92,716,266
Percent (%)	[1]	11.41%	11.41%
Caixa de Previd. dos Func. Do Banco do Brasil [Member]
EquityAbstractLineItems [Line Items]
Quantity	[1]	74,856,852	76,974,752
Percent (%)	[1]	9.21%	9.47%
Board of Directors [Member]
EquityAbstractLineItems [Line Items]
Quantity		6,865,302	6,474,420
Percent (%)		0.84%	0.80%
Executives [Member]
EquityAbstractLineItems [Line Items]
Quantity		605,902	236,338
Percent (%)		0.07%	0.03%
Other Share Holders [Member]
EquityAbstractLineItems [Line Items]
Quantity		632,662,840	635,358,024
Percent (%)		77.88%	78.20%

[1]	The pension funds are controlled by employees that participate in the respective entities.